Fair Value - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value Measurements Recurring - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Liabilities
Liability related to warrants	$ 3,156,254	$ 5,570,530
Other liability	24,000	88,688
Total	3,180,254	5,659,218
Level 3
Liabilities
Liability related to warrants	3,156,254	5,570,530
Other liability	24,000	88,688
Total	$ 3,180,254	$ 5,659,218